Dechert LLP	1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

September  13, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:     PIMCO Funds (the “Trust” or “Registrant”)
          (File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 218 (“PEA 218”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 282 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 218 is being filed to register Class D, Class A, and Class C shares of the PIMCO Emerging Markets Corporate Bond Fund, an existing series of the Registrant. PEA 218 does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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